Intangible Assets: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Intangible Assets, beginning balance	$ 519
Amortization	(227)	(291)	(358)
Intangible Assets, ending balance	292	519
Other Intangible Assets [Member]
Intangible Assets
Intangible Assets, beginning balance	519	810	1,168
Amortization	(227)	(291)	(358)
Intangible Assets, ending balance	$ 292	$ 519	$ 810